Taxation - Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%